United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation

(Exact name of registrant as specified in charter)

630 Fifth Avenue, Eighth Floor

New York, N.Y. 10111

(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION

Statement of Investments

September 30, 2014

(Unaudited)

COMMON STOCKS 89.4%

Shares		Value
	Banking and Finance 11.4%
625,000	The Bank of New York Mellon Corporation	$ 24,206,250
240,000	Capital One Financial Corporation	19,588,800
400,000	Citigroup Inc.	20,728,000
175,000	JPMorgan Chase & Co.	10,542,000
		75,065,050

	Commercial Services 2.3%
150,000	Clean Harbors, Inc. (a)	8,088,000
488,712	Heritage-Crystal Clean, Inc. (a)	7,262,260
		15,350,260

	Consumer Goods 2.2%
150,000	Coach, Inc.	5,341,500
700,000	TRI Pointe Homes, Inc. (a)	9,058,000
		14,399,500

	Consumer Services 0.2%
27,600	Ascent Capital Group, Inc. (a)	1,661,520

	Diversified Industrial 5.5%
750,000	Brady Corporation Class A	16,830,000
250,000	General Electric Company	6,405,000
90,000	Roper Industries, Inc.	13,166,100
		36,401,100

	Energy 5.1%
260,000	Murphy Oil Corporation	14,796,600
100,000	Occidental Petroleum Corporation	9,615,000
300,000	QEP Resources, Inc.	9,234,000
		33,645,600

	Health Care 8.8%
590,000	Agilent Technologies, Inc.	33,618,200
200,000	Medtronic, Inc.	12,390,000
200,000	Merck & Co. Inc.	11,856,000
		57,864,200

	Insurance 20.7%
10,000	Alleghany Corporation (a)	4,181,500
34,424	The Plymouth Rock Company, Inc. Class A (a)(b)(c)	132,532,400
		136,713,900

	Metals and Mining 2.4%
150,000	Cameco Corporation	2,649,000
400,000	Freeport-McMoRan Inc.	13,060,000
		15,709,000

	Real Estate Investment Trusts 1.9%
400,000	Rayonier Inc.	12,456,000

Shares		Value
	Retailing 2.6%
10,000	Amazon.com, Inc. (a)	$ 3,224,400
240,000	Walgreen Co.	14,224,800
		17,449,200

	Semiconductor 11.1%
560,000	Analog Devices, Inc.	27,714,400
176,033	CEVA, Inc. (a)	2,365,884
1,250,000	Intel Corporation	43,525,000
		73,605,284

	Software and Services 4.5%
220,000	eBay Inc. (a)	12,458,600
50,000	International Business Machines Corporation	9,491,500
200,000	Oracle Corporation	7,656,000
		29,606,100

	Technology Hardware and Equipment 10.7%
657,000	Coherent, Inc. (a)	40,320,090
300,000	Motorola Solutions, Inc.	18,984,000
484,900	RadiSys Corporation (a)	1,294,683
3,000,000	Sonus Networks, Inc. (a)	10,260,000
		70,858,773

	Total Common Stocks (cost $300,594,009)	590,785,487

PREFERRED STOCKS 0.1%

	Energy 0.1%
333,570	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (d)(e)	1,000,710

	Total Preferred Stocks (cost $2,027,220)	1,000,710

	Total Investments (cost $302,621,229) (f)(89.5%)	591,786,197

	Cash, receivables and other assets less liabilities (10.5%)	69,357,519

	Net Assets (100%)	$661,143,716

(a) Non-dividend paying.

(b) Affiliate as defined in the Investment Company Act of 1940.

(c) Valued based on Level 3 Inputs – See Note 2.

(d) Valued based on Level 2 Inputs – See Note 2.

(e) Dividends paid in additional shares.

(f) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION

NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Short-term investments are valued at amortized cost, which approximates market value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

As of September 30, 2014, the tax cost of investments was $302,621,229. Net unrealized appreciation was $289,164,968 consisting of gross unrealized appreciation and gross unrealized depreciation of $302,680,134 and $13,515,166, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 – Quoted prices in active markets for identical investments;
•	Level 2 – Other significant observable inputs obtained from independent sources, for example, quoted prices for similar investments, or the use of models or other valuation methodologies;
•	Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of September 30, 2014 are classified as shown below:

	Level 1	Level 2	Level 3	Total
Common stocks	$458,253,087	-	$132,532,400	$590,785,487
Preferred stocks	-	1,000,710	-	1,000,710
Total investments	$458,253,087	$1,000,710	$132,532,400	$591,786,197

The Corporation may invest in exchange-traded securities that do not actively trade. Such securities will be classified as Level 1 if there are observable trading activities on the valuation date. Otherwise these securities will be classified as Level 2. The Corporation’s investment in GeoMet, Inc. Series A Preferred Stock, which is an exchange-traded security, was classified as Level 2 on September 30, 2014, and its value was based on the closing bid price. It was classified as Level 1 on December 31, 2013, and was valued based on its closing sale price. There were no other transfers of investments between Levels 1, 2 and 3 during the nine months ended September 30, 2014.

The following is a reconciliation of the change in the value of Level 3 investments:

Balance at December 31, 2013	$111,451,400
Net realized gains and change in net unrealized
appreciation of investments included in net
increase in net assets resulting from operations	22,754,487
Sales	(1,673,487)
Balance at September 30, 2014	$132,532,400

Unrealized appreciation of Level 3 investments held as of September 30, 2014 increased by $22,375,600 during the nine months ended September 30, 2014, which is included in the above table.

In valuing the Plymouth Rock Level 3 investment as of September 30, 2014, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that applied average market multiples from selected publicly traded companies to financial information from each of Plymouth Rock’s major business segments. The market multiples used were price-to-book value, price-to-earnings and price-to-revenue. Management also used a discounted cash flow model based on forecasted earnings growth rates of 3%-4% and a weighted average cost of capital of 11%. An independent valuation of Plymouth Rock’s shares was also considered.

The values obtained from weighting the three methods described above (with greater weight given to the comparable company approach) were then discounted by 15% and 35% for lack of marketability, which represents the range of rates management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its industry outlook, and transactions in Plymouth Rock’s shares were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

Significant increases (decreases) in the value of the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and earnings growth rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the value of the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On September 30, 2014, such investments had an aggregate value of $132,532,400, which was equal to 20.0% of the Corporation’s net assets. Investments in restricted securities at September 30, 2014, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
The Plymouth Rock Company, Inc.	34,424	Class A Common Stock	12/15/1982	$860,600

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd

President

Date: November 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd

President

Date: November 4, 2014

By: /s/ Lawrence P. Vogel

Vice President and Treasurer

Date: November 4, 2014